SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	May 31, 2014	Nov. 30, 2013
SUBSEQUENT EVENTS [Text Block]

NOTE 7 – SUBSEQUENT EVENTS:

a.

On May 29, 2014, the Company entered into a convertible loan agreement with Nine Investments Limited, a Hong Kong company (“ Nine Investments ”), pursuant to which Nine Investments loaned the Company $1,500,000 which the Company subsequently transferred to its Belgian subsidiary, Orgenesis SPRL, to fund a research project to develop new medical technologies and cell therapies for the treatment of diabetes. Interest is calculated at 8% semi-annually and is payable, along with the principal on or before December 31, 2014 subject to acceleration for specific events including: (i) If a grant of money to Orgenesis SPRL is not approved by DEPARTEMENT DE LA GESTION FINANCIERE DIRECTION DE L’ANALYSE FINANCIERE (“ DGO6 ”) within 90 days after the loan proceeds are advanced; and (ii) if the Company raises, in the aggregate, gross proceeds of more than $400,000 between the date of the loan and the maturity date, but only to the extent of gross proceeds so raised that are in excess of $400,000. The Company received the funds on June 4, 2014 (the “ Closing Date ”).

Nine Investments may provide the Company with written notice to convert all or part of the loan into shares of its common stock at a deemed price of $0.40 per share.

The conversion price and the number of shares of common stock deliverable upon the conversion of the loan shall be subject to adjustment in the event and in the manner following:

(i)

In the event the Company issues any shares of common stock or securities convertible into shares at a price less than the conversion price, the conversion price shall be reduced for any unpaid or unconverted loan amount to the new issuance price.

(ii)

The adjustments provided above are cumulative and will become effective immediately after the record date for, or, if no record date is fixed, the effective date, of the event which results in such adjustments.

As consideration for the loan, on June 5, 2014, the Company issued to Nine Investments 500,000 bonus shares of its common stock.

Accounting treatment of the loan

The Company allocated the proceeds from Nine Investments between the shares and the convertible loan based on the relative fair value of. In addition, the conversion right is detachable from the loan and classified as a derivative due to down-round protection (through ratchet and anti-dilution provisions). Therefore, the company attributed, to the conversion right derivative, out of the proceeds allocated to the convertible loan based on its fair value.

The allocation of conversion right and bonus shares represents a discount to the loan and will be accreted on the straight-line basis to the maturity date of the loan.

The table below presents the fair value of the instruments issued as of the Closing Date and the allocation of the proceeds:

	Total Fair	Allocation of
	Value	Proceeds
	(Dollars in thousands)

Loan component	$1,262	$746
Bonus shares component	250	180
Embedded derivative component	574	574
Total	$2,086	$1,500

The bonus shares component will be included in the balance sheet in additional paid-in-capital with a corresponding expense in financial expenses (income), net, the fair value of the Loan Component will be accreted to its face value through its repayment date (December 31, 2014), and the fair value of the Embedded Derivative component will be classified as a financial liability because the conversion price and the number of shares of common stock deliverable upon the conversion of the loan shall be subject to adjustment it will be measured in subsequent periods at fair value with changes in fair value charged to financial expenses or income, net.

b.

On July 3, 2014, the Belgian subsidiary, Orgenesis SPRL (the “ Belgian Subsidiary ”) entered into a service agreement with MaSTherCell SA, a company incorporated in Belgium (“ MaSTherCell ”), pursuant to which MaSTherCell will conduct certain clinical tests related to diabetes treatment research. The Belgian Subsidiary will pay MaSTherCell for its services Euro 962,500 with 30% payable upon the date of regulatory approval with the balance being invoiced monthly. Services will commence upon approval of the DG06.

The term of the service agreement will run until all work is complete or by either party providing 30 days’ written notice of termination.

NOTE 14 - SUBSEQUENT EVENTS

1.

During December 2013, the Company entered into a $3,000,000 common stock purchase agreement with Kodiak Capital Group, LLC, a Newport Beach-based institutional investor (" Kodiak "). The Company have agreed to file a registration statement with the U.S. Securities and Exchange Commission (“ SEC ”) covering the shares that may be issued to Kodiak under the terms of the common stock purchase agreement. After the SEC has declared the registration statement related to the transaction effective, the Company has the right at its sole discretion over a period of one year to sell up to $3,000,000 million of common stock under the terms set forth in the agreement. Proceeds from this transaction will be used to fund research and development and working capital. In December 2013, the Company issued to Kodiak 250,000 commitment shares.

2.

On December 6, 2013, the Company entered into a convertible loan agreement with Mediapark A.G., a Marshall Islands Company ("Mediapark"), pursuant to which Mediapark purchased an 8% unsecured convertible debenture (the “ Debenture ”) in the aggregate principal amount of $100,000. Interest is calculated semi-annually and is payable, along with the principal on or before December 6, 2014. According to the agreement, in the event the Company completes an equity financing prior to the Maturity Date for gross proceeds of $350,000 or more comprising Common Shares and/or warrants to purchase additional Common Shares, Mediapark will convert the Companies' Indebtedness into Common Shares and/or warrants on the same terms as the New Equity Financing. See also note 4 and note 14(4).

3.

On December 23, 2013, the President and Chief Executive Officer, Sav DiPasquale, resigned. On the same date, the Company appointed the Chairperson of the Board as Interim President and Chief Executive Officer of the Company until a replacement is named. As a result of his resignation all options that were not vested are forfeited. All vested options expire 90 days after the date of cessation of employment.

4.

In December 2013, the Company entered into a private placement agreement with new investors for up to $1,000,000 in value of units (“ Units ”) each consisting of one Common share (“ Share ”) and one share purchase warrant. Each warrant provides the investors the right to purchase one common share of the Company (a “ Warrant Share ”) for $0.52 for a term of three years. As of February 19, $445,000 was raised in connection with this agreement.